Income taxes - Schedule of Effective Income Tax Rate Reconciliation for the Year Ended 2024 and 2023 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at statutory income tax rate	$ 511,502	$ 282,922	$ 409,023
Foreign rate differential	29,484	14,412	6,025
Pillar Two top-up taxes		42,598	0
Withholding tax borne		22,557	12,716
Entities taxable at a higher Irish rate		(16,321)	(1,788)
Other reconciling items	21,347	(7,608)	3,347
Remeasurement of deferred taxes		0	(43,806)
Gains not taxable		0	(45,312)
Valuation allowance	(9,572)	(14,856)	(49,149)
Total changes	43,744	40,782	(117,967)
Total income tax expense (benefit)	$ 555,246	$ 323,704	$ 291,056
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense (benefit) at statutory income tax rate	12.50%	12.50%	12.50%
Foreign rate differential	0.70%	0.60%	0.20%
Pillar Two top-up taxes		0.019	0
Withholding tax borne		0.010	0.004
Entities taxable at a higher Irish rate		(0.007)	(0.001)
Other reconciling items	0.60%	(0.30%)	0.10%
Remeasurement of deferred taxes		0.00%	(1.30%)
Gains not taxable		0.00%	(1.40%)
Valuation allowance	(0.20%)	(0.70%)	(1.50%)
Total changes	1.10%	1.80%	(3.60%)
Income tax expense	13.60%	14.30%	8.90%
Non-taxable and non-deductible items	$ 5,256	$ 10,000	$ 6,000
Unrecognized tax benefit release		8,000
Other items		$ 10,000	$ 3,000